Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings
Borrowings

Note 7:   Borrowings

At December 31, 2025 and 2024, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $83.6 million and $70.5 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2025 and 2024, Advances from the Federal Home Loan Bank were $75 million. At December 31, 2025 and 2024, required annual payments on Federal Home Loan Bank advances were for year ending December 31, 2026 $20 million (4.39% fixed rate), December 31, 2027 $35 million (4.24% fixed rate) and December 31, 2028 $20 million (4.11% fixed rate).

At December 31, 2025 and 2024, the Bank had approximately $275.1 million and $263.2 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2025 and 2024, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $18.0 million. At December 31, 2025 the Company pledged approximately $42.0 million of available - for - sale securities to secure a line of credit facility with the Federal Reserve Bank. The amount of the credit facility is approximately $29.2 million as of December 31, 2025 and $29.2 at December 31, 2024.

Securities sold under repurchase agreements were approximately $29.4 million and $30.5 million at December 31, 2025 and 2024, respectively.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2025	2024

	(Dollars in thousands)
Balance outstanding at year end	$29,403	$30,494
Average daily balance during the year	$34,776	$32,896
Average interest rate during the year	2.67%	4.43%
Maximum month-end balance during the year	$41,144	$37,805
Weighted-average interest rate at year end	3.67%	3.77%

All repurchase agreements are subject to term and conditions of repurchase/security agreements between the Company and the customer and are accounted for as secured borrowings. The Company’s repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2025	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$29,403	$—	$—	$—	$29,403
Total	$29,403	$—	$—	$—	$29,403

	Overnight and			Greater than 90
December 31, 2024	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$30,494	$—	$—	$—	$30,494
Total	$30,494	$—	$—	$—	$30,494

Securities with an approximate carrying value of $51.3 million and $49.4 million at December 31, 2025 and 2024, respectively, were pledged as collateral for repurchase borrowings.